FAIR VALUE MEASUREMENTS - Schedule of Fair Value Debt Fair Value Option Recorded Under Fair Value Option (Details) - Level 3 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
December 2025 YA Debenture [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.18
Expected term (in years)	8 months 12 days
Expected volatility	213.00%
Risk-free interest rate	3.80%
December 2025 YA Debenture [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate		3.50%
December 2025 YA Debenture [Member] | Minimum [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.8
Expected term (in years)		11 months 15 days
Expected volatility		204.00%
Risk-adjusted discount rate		13.40%
December 2025 YA Debenture [Member] | Maximum [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1
Expected term (in years)		1 year
Expected volatility		205.00%
Risk-adjusted discount rate		13.80%
Brick Lane H&K Investment Note | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.16
Expected term (in years)	11 months 19 days
Expected volatility	174.30%
Risk-free interest rate	3.50%
Brick Lane H&K Investment Note | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.18
Expected term (in years)	1 year 1 month 13 days
Expected volatility	175.10%
Risk-free interest rate	3.70%
Indigo Capital Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.18
Expected term (in years)	4 months 17 days
Indigo Capital Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.75
Expected term (in years)		5 months 1 day
Expected volatility		194.60%
Risk-free interest rate		3.70%
Risk-adjusted discount rate		12.10%
Indigo Capital Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.75
Expected term (in years)		1 year
Expected volatility		268.70%
Risk-free interest rate		4.20%
Risk-adjusted discount rate		12.90%
Diagonal Convertible Note [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.7
Expected term (in years)		3 months 29 days
Expected volatility		145.60%
Risk-free interest rate		3.60%
Diagonal Convertible Note [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.75
Expected term (in years)		9 months 14 days
Expected volatility		245.40%
Risk-free interest rate		4.20%
Agile Note [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)		3 days
Risk-adjusted discount rate		13.70%
Agile Note [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term (in years)		6 months 29 days
Risk-adjusted discount rate		19.10%
Brick Lane Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.18
Expected term (in years)	5 months 1 day
Expected volatility		258.40%
Risk-free interest rate		4.10%
Brick Lane Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.75
Expected term (in years)		5 months 1 day
Brick Lane Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.75
Expected term (in years)		1 year
Bomore Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.75
Expected term (in years)		5 months 15 days
Bomore Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.75
Expected term (in years)		1 year
Boot Convertible Note [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.7
Expected term (in years)		4 months 28 days
Expected volatility		157.90%
Risk-free interest rate		3.90%
Boot Convertible Note [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.75
Expected term (in years)		9 months 14 days
Expected volatility		245.40%
Risk-free interest rate		4.20%
Torcross Convertible Notes [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.75
Expected term (in years)		5 months 23 days
Torcross Convertible Notes [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.75
Expected term (in years)		1 year
TAG Promissory Note [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.75
Expected term (in years)		3 months 29 days
Expected volatility		120.50%
Risk-free interest rate		4.00%
TAG Promissory Note [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.6
Expected term (in years)		6 months 18 days
Expected volatility		196.20%
Risk-free interest rate		4.30%
AZ Promissory Note [Member] | Minimum [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 0.75
Expected term (in years)		6 months 29 days
Expected volatility		146.00%
Risk-free interest rate		3.80%
AZ Promissory Note [Member] | Maximum [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.6
Expected term (in years)		9 months 21 days
Expected volatility		231.30%
Risk-free interest rate		4.20%
YA Debenture [Member] | Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price		$ 1.75
Expected term (in years)		1 year
Expected volatility		206.00%
Risk-free interest rate		3.70%